SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Earnings (Loss) Per Share and Treasury Stock) (Details) - USD ($)			12 Months Ended
	Sep. 23, 2015	Sep. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Treasury stock [Member]
Treasury Stock
Treasury Stock, Shares, Retired			1,451,700	1,352,586
Shares outstanding			0	1,451,700		0	0
Total cash consideration of shares repurchased				$ (1,493,352)	$ (812,184)
American Depository Shares (ADS) [Member]
Treasury Stock
Maximum amount authorized to repurchase ADS	$ 20,000,000
Conversion of common shares	10	2
Treasury Stock, Shares, Retired				2,804,286	1,614,776
ADS repurchased				280,429	161,477